Loans (Summary Of Commercial PCI Loans By Credit Quality) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 26,747,600,000	$ 20,274,900,000
Commercial PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	164,000
Commercial PCI Loans [Member] | Non-Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	38,500
Commercial PCI Loans [Member] | Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	125,500
Commercial Banking [Member] | Commercial PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	69,400,000
Commercial Banking [Member] | Commercial PCI Loans [Member] | Non-Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,300,000
Commercial Banking [Member] | Commercial PCI Loans [Member] | Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	64,100,000
Real Estate Finance [Member] | Commercial PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	94,600,000
Real Estate Finance [Member] | Commercial PCI Loans [Member] | Non-Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	33,200,000
Real Estate Finance [Member] | Commercial PCI Loans [Member] | Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 61,400,000